Average Annual Total Returns - Investor Class and Class H - Inverse NASDAQ-100 Strategy Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Investor Class NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Investor Class NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years	Class H 1 Year	Class H 5 Years	Class H Inception Date	Class H Since Inception	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions Since Inception	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class H NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class H NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class H NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(40.98%)	(22.22%)	(20.00%)	(41.00%)	(22.26%)	(20.02%)	(24.26%)	(14.58%)	(10.78%)	48.88%	24.27%	20.63%	(41.14%)	(22.42%)	Sep. 18, 2014	(20.54%)	(41.17%)	(22.47%)	(20.58%)	(24.36%)	(14.69%)	(12.98%)	48.88%	24.27%	21.31%